LONG-TERM INVESTMENTS (Details) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2014	Jan. 31, 2014	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2018	Jul. 31, 2018
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments			$ 58,091	$ 2,213	$ 8,075
Payments to acquire Long-term Investment			243,542	196,559	65,341
Gain (Loss) on Sale of Investment, Total			$ 3,363	9,026	0
Hyphen [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			22.29%
Changing [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			28.75%
Payments to acquire Long-term Investment			$ 15,000
Jiangsu Qusu [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage							33.99%
Xiamen Meiyou Information and Technology Co Ltd [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage						15.32%
Third party technology [Member]
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment	$ 5,000
Long Term Investments Ownership Interest Acquired	4.76%
DaDa Education Group [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage			22.72%
Available-for-Sale Investments [Member]
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments			$ 34,883	1,804	6,047
Other Equity Method Investments [Member]
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments			8,719	409	758
Baby tree [Member]
Schedule of Investments [Line Items]
Payments to acquire Long-term Investment		$ 23,475
Gain (Loss) on Sale of Investment, Total			3,044	760
Gain recognized for the conversion of debt securities to equity securities			95,491
Other Equity Securities without Readily Determinable Fair Value [Member]
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments			$ 14,489	$ 0	$ 1,270